As filed with the Securities and Exchange Commission on June 26, 2012

 1933 Act File No. 333-_____

1940 Act File No. 811-22551

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒ Registration Statement Under the Securities Act of 1933

☐ Pre-Effective Amendment No. _

☐ Post-Effective Amendment No. _

and

☒ Registration Statement Under the Investment Company Act of 1940

☒ Amendment No. 5

MainStay definedterm Municipal OPPORTUNITiES fund

Exact Name of Registrant as Specified in Declaration of Trust

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(212) 576-7000

Registrant’s Telephone Number, including Area Code

Copies of Communications to:

J. Kevin Gao, Esq.

MainStay DefinedTerm Municipal Opportunities Fund

169 Lackawanna Avenue

Parsippany, NJ 07054

Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006	Kevin M. Bopp, Esq. MainStay DefinedTerm Municipal Opportunities Fund 169 Lackawanna Avenue Parsippany, NJ 07054	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

_______________

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

_______________

Calculation of Registration Fee Under the Securities Act of 1933

		Proposed	Proposed
		Maximum	Maximum
Title of Securities	Amount Being	Offering Price	Aggregate	Amount of
Being Registered	Registered	Per Unit	Offering Price(1)	Registration Fee
Common Shares, $0.001 par value	691,908	$20	$13,838,160	$1,586

______________________________

(1)	Estimated solely for the purpose of determining the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-173701), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on June 26, 2012, are incorporated herein by reference.

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements.

Part A	None
Part B	Financial Statements — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*

2.	Exhibits:

a.	Charter.
(i)	Certificate of Trust — Previously filed with Registrant’s Initial Registration Statement on Form N-2 filed on April 25, 2011.*
(ii)	Certificate of Amendment to Certificate of Trust dated April 4, 2012 – Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on April 17, 2012.*
(iii)	Amended and Restated Agreement and Declaration of Trust. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

b.	By-Laws. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

c.	None.

d.	Not applicable.

e.	Terms and Conditions of the Dividend Reinvestment Plan. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

f.	None.

g.	Investment Advisory Contracts.

(i)	Form of Management Agreement between Registrant and New York Life Investment Management LLC. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*
(ii)	Form of Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

h.

(i)	Form of Underwriting Agreement. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(ii)	Form of Standard Dealer Agreement. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(iii)	Form of Master Agreement Among Underwriters. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(iv)	Form of Structuring Fee Agreement for Merrill Lynch, Pierce, Fenner & Smith Incorporated — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(v)	Form of Structuring Fee Agreement for Citigroup Global Markets Inc. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(vi)	Form of Structuring Fee Agreement for Morgan Stanley & Co. LLC — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(vii)	Form of Structuring Fee Agreement for Wells Fargo Securities, LLC — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(viii)	Form of Structuring Fee Agreement for Raymond James & Associates, Inc. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on June 26, 2012.*
(ix)	Form of Sales Incentive Fee Agreement for Barclays Capital Inc. - filed herewith

i.	None.

j.	Form of Third Amendment to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

k.	Other Material Contracts.

(i)	Form of Transfer Agency and Service Agreement. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

l.	Opinion and Consent of Dechert LLP — filed herewith

m.	None.

n.	Consent of Independent Registered Public Accounting Firm — filed herewith

o.	None.

p.	Subscription Agreement between Registrant and New York Life Investment Management LLC. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

q.	None.

r.	Codes of Ethics.

(i)	Code of Ethics of Registrant. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*
(ii)	Code of Ethics of New York Life Investment Management Holdings LLC. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*
(iii)	Code of Ethics of MacKay Shields LLC. — Previously filed with Registrant’s Amended Registration Statement on Form N-2 filed on May 25, 2012.*

s.	Powers of Attorney — Previously filed with Registrant’s Initial Registration Statement on Form N-2 filed on April 25, 2011.*

* Incorporated by reference.

Item 26. Marketing Arrangements

To be provided by amendment.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$76,000
Financial Industry Regulatory Authority, Inc. Fees	$55,000
Printing and Engraving Expenses	$280,000
Marketing Expenses	$475,000
Legal Fees	$100,000
Listing Fees	$30,000
Accounting Expenses	$25,000
Miscellaneous Expenses	$25,000
Total	$1,066,000

Item 28. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 29. Number of Holders of Securities

At May 11, 2012:

Title of Class	Number of Record Holders
Common Shares, $0.001 par value	1

Item 30. Indemnification

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including the Registrant. Subject to the policy’s terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article VII of Registrant’s Amendment and Restated Agreement and Declaration of Trust states as follows:

Section 3. Indemnification.

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;
(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of is being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;
(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with the Delaware Act and the 1940 Act. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misconduct bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;
(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained in this Declaration of Trust shall affect any rights to indemnification to which any person, including but not limited to Covered Persons, Agents, or persons serving in any other position, may be entitled by contract or otherwise under law and any such right to indemnification or advancement shall be separate and apart from and shall not be subject to the standards and restrictions contained in this Declaration of Trust.

(g) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 6 of the Underwriting Agreement to be filed as Exhibit h(i) to the Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under federal securities laws.

Item 31. Business and Other Connections of Investment Advisers

New York Life Investment Management LLC (“New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Fund Trust and The MainStay Funds.

The list of officers and directors of New York Life Investments, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by New York Life Investments (SEC File No: 801-57396).

For information as to the business, profession, vocation or employment of a substantial nature of the officers and directors of MacKay Shields LLC, the Fund’s Sub-Advisor, reference is made to MacKay Shields LCC’s Form ADV filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference (SEC File No: 801-5594).

Item 32. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of the Registrant, New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany NJ 07054 and at the offices of MacKay Shields LLC, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian are maintained by State Street Bank and Trust Company at 1 Lincoln Street, Boston, Massachusetts, 02111. Records relating to the duties of the transfer agent are maintained by Computershare Trust Company, N.A. at 250 Royall Street, Canton, Massachusetts, 02021.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:

a.	to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)	to reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

b.	that, for the purpose of determining liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.	that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this Registration Statement or made in a document incorporated or deemed incorporated by reference into this Registration Statement or prospectus that is art of this Registration Statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in this Registration Statement or prospectus that was part of this Registration Statement or made in any such document immediately prior to such date of first use; and

e.	that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2)	the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey on the 26th day of June, 2012.

MainStay DefinedTerm Municipal Opportunities Fund

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Stephen P. Fisher Stephen P. Fisher	President and Principal Executive Officer	June 26, 2012
/s/ Susan B. Kerley* Susan B. Kerley	Trustee and Chairman of the Board	June 26, 2012
/s/ John Y. Kim* John Y. Kim	Trustee	June 26, 2012
/s/ Alan R. Latshaw* Alan R. Latshaw	Trustee	June 26, 2012
/s/ Peter Meenan* Peter Meenan	Trustee	June 26, 2012
/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Trustee	June 26, 2012
/s/ Richard S. Trutanic* Richard S. Trutanic	Trustee	June 26, 2012
/s/ Roman L. Weil* Roman L. Weil	Trustee	June 26, 2012
/s/ John A. Weisser* John A. Weisser’	Trustee	June 26, 2012
/s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial Officer	June 26, 2012

*By:   /s/ J. Kevin Gao

J. Kevin Gao

As Attorney-in-Fact*

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

(h)(ix)	Form of Sales Incentive Fee Agreement for Barclays Capital Inc.

l	Opinion and Consent of Dechert LLP

n	Consent of Independent Registered Public Accounting Firm